PREPAYMENTS AND OTHER CURRENT ASSETS - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from failed sale-leaseback transactions due within one year	¥ 176,210		¥ 428,810		$ 25,548
Interest income	7,536	$ 1,093	34,956	¥ 32,308
Factoring receivables, allowance for credit losses	0		10,781
Other non-current assets
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from failed sale-leaseback transactions due over one year	25,811		109,295		3,742
Allowance for credit losses	¥ 7,621		¥ 4,752		$ 1,105